Non-Current Provisions (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Non-Current Provisions

	December 31,
	2016	2017	2018
Pension retirement obligations	853	1,260	1,536

Total	853	1,260	1,536

Schedule of Commitments for Compensation Payable to Employees Upon Their Retirement

Commitments for Compensation Payable to Employees Upon Their Retirement

Amounts in thousands of Euros
As of January 1, 2016	(490)
Costs of services rendered (operating expense)	(104)
Interest expense (financial expense)	(10)
Benefit paid	—
Actuarial losses	(249)

As of December 31, 2016	(853)

Costs of services rendered (operating expense)	(219)
Interest expense (financial expense)	(11)
Benefit paid	—
Actuarial losses	(177)

As of December 31, 2017	(1,260)

Schedule of Retirement Commitments

As part of the estimation of the retirement commitments, the following assumptions were used for all categories of employees:

	December 31,
	2016	2017	2018
% social security contributions	50.0%	50.0%	50.0%
Salary increases	2.0%	2.0%	2.0%
Discount rate	1.31%	1.30%	1.57%